Note 9 - Asset Retirement Obligations (Details Textual) $ in Thousands	Dec. 31, 2024 CAD ($)	Dec. 31, 2023
Statement Line Items [Line Items]
Estimated cost of closure	$ 3,323
Surety bond as financial assurance	$ 3,450
Asset retirement obligation [member] | Discount rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	2,842,000	3,126,000
Asset retirement obligation [member] | Interest rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.0333	0.0398
Asset retirement obligation [member] | Long-term inflation rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.03	0.03